Long-Term Debt (Tables)	6 Months Ended
Feb. 28, 2019
Long-Term Debt [Abstract]
Summary of long-term debt
	February 28, 2019				August 31, 2018
	Effectiveinterestrates	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	1,249	1	1,250	1,248	2	1,250
5.50% due December 7, 2020	5.55	499	1	500	499	1	500
3.15% due February 19, 2021	3.17	299	1	300	299	1	300
3.80% due November 2, 2023	3.80	497	3	500	-	-	-
4.35% due January 31, 2024	4.35	498	2	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
4.40% due November 2, 2028	4.40	496	4	500	-	-	-
6.75% due November 9, 2039	6.89	1,420	30	1,450	1,419	31	1,450
		5,256	44	5,300	4,261	39	4,300
Other
Burrard Landing Lot 2 HoldingsPartnership	Various	50	-	50	50	-	50
Total consolidated debt		5,306	44	5,350	4,311	39	4,350
Less current portion(2)		1,251	1	1,252	1	-	1
		4,055	43	4,098	4,310	39	4,349
(1)	Long-term debt is presented net of unamortized discounts and finance costs.
(2)	Current portion of long-term debt includes amounts due within one year in respect of senior notes due October 1, 2019 and the Burrard Landing loans.